Loans Receivable, Net and Allowance for Loan Losses, Impaired Loans by Loan Portfolio (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner occupied [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	$ 456	$ 131
Unpaid Principal Balance	456	131
Average Recorded Investment	428	131
Interest Income Recognized	15	9
Impaired loans with related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans [Abstract]
Recorded Investment	456	131
Unpaid Principal Balance	456	131
Related Allowance	0	0
Average Recorded Investment	428	131
Interest Income Recognized	15	9
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	1,102	393
Unpaid Principal Balance	1,102	393
Average Recorded Investment	1,107	396
Interest Income Recognized	77	17
Impaired loans with related allowance [Abstract]
Recorded Investment	0	302
Unpaid Principal Balance	0	302
Related Allowance	0	24
Average Recorded Investment	0	304
Interest Income Recognized	0	13
Impaired loans [Abstract]
Recorded Investment	1,102	695
Unpaid Principal Balance	1,102	695
Related Allowance	0	24
Average Recorded Investment	1,107	700
Interest Income Recognized	77	30
Real Estate Loans [Member] | Multi-family Residential [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans with related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	363	130
Unpaid Principal Balance	363	130
Average Recorded Investment	365	131
Interest Income Recognized	0	8
Impaired loans with related allowance [Abstract]
Recorded Investment	311	364
Unpaid Principal Balance	311	364
Related Allowance	21	88
Average Recorded Investment	313	366
Interest Income Recognized	26	15
Impaired loans [Abstract]
Recorded Investment	674	494
Unpaid Principal Balance	674	494
Related Allowance	21	88
Average Recorded Investment	678	497
Interest Income Recognized	26	23
Real Estate Loans [Member] | Construction [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans with related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Loans [Member] | Home Equity [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	125	244
Unpaid Principal Balance	125	244
Average Recorded Investment	124	246
Interest Income Recognized	9	14
Impaired loans with related allowance [Abstract]
Recorded Investment	0	62
Unpaid Principal Balance	0	62
Related Allowance	0	28
Average Recorded Investment	0	64
Interest Income Recognized	0	4
Impaired loans [Abstract]
Recorded Investment	125	306
Unpaid Principal Balance	125	306
Related Allowance	0	28
Average Recorded Investment	124	310
Interest Income Recognized	9	18
Consumer Non-real Estate [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	0	6
Unpaid Principal Balance	0	6
Average Recorded Investment	0	9
Interest Income Recognized	0	1
Impaired loans with related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans [Abstract]
Recorded Investment	0	6
Unpaid Principal Balance	0	6
Related Allowance	0	0
Average Recorded Investment	0	9
Interest Income Recognized	$ 0	$ 1